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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-09911
                                   ---------------------------------------------

                            Hussman Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  5136 Dorsey Hall Drive          Ellicott City, Maryland            21042
--------------------------------------------------------------------------------
          (Address of principal executive offices)                 (Zip code)

                                 John F. Splain

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 715-1145
                                                    ----------------------------

Date of fiscal year end:        June 30, 2009
                            ------------------------

Date of reporting period:       March 31, 2009
                            ------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     SCHEDULE OF INVESTMENTS.

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)

COMMON STOCKS - 88.2%                                   SHARES        VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 34.2%
   HOTELS, RESTAURANTS & LEISURE - 6.2%
      Brinker International, Inc.                      350,000   $    5,285,000
      Chipotle Mexican Grill, Inc. - Class A (a)       750,000       49,785,000
      Darden Restaurants, Inc.                       1,000,000       34,260,000
      Panera Bread Co. - Class A (a)                 2,500,000      139,750,000
      PF Chang's China Bistro, Inc. (a)                400,000        9,152,000
      Sonic Corp. (a)                                  200,000        2,004,000
      Starbucks Corp. (a)                            3,000,000       33,330,000
                                                                 --------------
                                                                    273,566,000
                                                                 --------------
   HOUSEHOLD DURABLES - 0.4%
      Tupperware Brands Corp.                          600,000       10,194,000
      Whirlpool Corp.                                  250,000        7,397,500
                                                                 --------------
                                                                     17,591,500
                                                                 --------------
   INTERNET & CATALOG RETAIL - 6.2%
      Amazon.com, Inc. (a)                           2,250,000      165,240,000
      Netflix, Inc. (a)                              2,500,000      107,300,000
                                                                 --------------
                                                                    272,540,000
                                                                 --------------
   LEISURE EQUIPMENT & PRODUCTS - 2.0%
      Hasbro, Inc.                                   2,500,000       62,675,000
      Mattel, Inc.                                   2,000,000       23,060,000
                                                                 --------------
                                                                     85,735,000
                                                                 --------------
   MEDIA - 1.4%
      Comcast Corp. - Class A                        1,050,000       14,322,000
      DreamWorks Animation SKG, Inc. - Class A (a)   1,500,000       32,460,000
      Walt Disney Co. (The)                            880,000       15,980,800
                                                                 --------------
                                                                     62,762,800
                                                                 --------------
   MULTILINE RETAIL - 4.2%
      Kohl's Corp. (a)                               1,750,000       74,060,000
      Nordstrom, Inc.                                1,500,000       25,125,000
      Target Corp.                                   2,500,000       85,975,000
                                                                 --------------
                                                                    185,160,000
                                                                 --------------
   SPECIALTY RETAIL - 10.2%
      Aeropostale, Inc. (a)                          4,650,000      123,504,000
      Best Buy Co., Inc.                             4,000,000      151,840,000
      Home Depot, Inc. (The)                         3,000,000       70,680,000
      J. Crew Group, Inc. (a)                          250,000        3,295,000
      Limited Brands, Inc.                           4,000,000       34,800,000
      PetSmart, Inc.                                 1,000,000       20,960,000
      Ross Stores, Inc.                              1,000,000       35,880,000

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS

COMMON STOCKS - 88.2%                                   SHARES        VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 34.2%
   SPECIALTY RETAIL - 10.2%
      Tiffany & Co.                                    500,000   $   10,780,000
                                                                 --------------
                                                                    451,739,000
                                                                 --------------
   TEXTILES, APPAREL & LUXURY GOODS - 3.6%
      Coach, Inc. (a)                                1,000,000       16,700,000
      NIKE, Inc. - Class B                           2,000,000       93,780,000
      Polo Ralph Lauren Corp.                          500,000       21,125,000
      Under Armour, Inc. - Class A (a)                 725,000       11,911,750
      VF Corp.                                         300,000       17,133,000
                                                                 --------------
                                                                    160,649,750
                                                                 --------------
CONSUMER STAPLES - 6.1%
   BEVERAGES - 0.7%
      PepsiCo, Inc.                                    650,000       33,462,000
                                                                 --------------
   FOOD & STAPLES RETAILING - 3.9%
      BJ's Wholesale Club, Inc. (a)                    687,000       21,977,130
      Walgreen Co.                                   1,250,000       32,450,000
      Wal-Mart Stores, Inc.                          2,250,000      117,225,000
                                                                 --------------
                                                                    171,652,130
                                                                 --------------
   FOOD PRODUCTS - 0.6%
      Bunge Ltd.                                       130,000        7,364,500
      Corn Products International, Inc.                765,000       16,218,000
      McCormick & Co., Inc.                            100,000        2,957,000
                                                                 --------------
                                                                     26,539,500
                                                                 --------------
   HOUSEHOLD PRODUCTS - 0.3%
      Energizer Holdings, Inc. (a)                     250,000       12,422,500
                                                                 --------------
   PERSONAL PRODUCTS - 0.6%
      Estee Lauder Cos., Inc. (The) - Class A        1,000,000       24,650,000
                                                                 --------------
FINANCIALS - 0.5%
   INSURANCE - 0.5%
      Berkshire Hathaway, Inc. - Class A (a)               250       21,675,000
                                                                 --------------
HEALTH CARE - 18.2%
   BIOTECHNOLOGY - 3.2%
      Amgen, Inc. (a)                                2,500,000      123,800,000
      Celldex Therapeutics, Inc. (a)                    13,000           84,630
      Martek Biosciences Corp.                       1,000,000       18,250,000

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS

COMMON STOCKS - 88.2%                                   SHARES        VALUE
--------------------------------------------------------------------------------
HEALTH CARE - 18.2%
   BIOTECHNOLOGY - 3.2%
      Progenics Pharmaceuticals, Inc. (a)              100,000   $      659,000
                                                                 --------------
                                                                    142,793,630
                                                                 --------------
   HEALTH CARE EQUIPMENT & SUPPLIES - 2.2%
      Alcon, Inc.                                      300,000       27,273,000
      ArthroCare Corp. (a)                           1,060,000        5,194,000
      Gen-Probe, Inc. (a)                              250,000       11,395,000
      IDEXX Laboratories, Inc. (a)                     250,000        8,645,000
      Medtronic, Inc.                                  750,000       22,102,500
      St. Jude Medical, Inc. (a)                       100,000        3,633,000
      Zimmer Holdings, Inc. (a)                        500,000       18,250,000
                                                                 --------------
                                                                     96,492,500
                                                                 --------------
   HEALTH CARE PROVIDERS & SERVICES - 3.2%
      Humana, Inc. (a)                               1,600,000       41,728,000
      LifePoint Hospitals, Inc. (a)                  1,250,000       26,075,000
      Medco Health Solutions, Inc. (a)               1,525,000       63,043,500
      Patterson Cos., Inc. (a)                         540,000       10,184,400
      Quest Diagnostics, Inc.                           40,000        1,899,200
                                                                 --------------
                                                                    142,930,100
                                                                 --------------
   LIFE SCIENCES TOOLS & SERVICES - 1.3%
      Waters Corp. (a)                               1,500,000       55,425,000
                                                                 --------------
   PHARMACEUTICALS - 8.3%
      AstraZeneca plc - ADR                          3,750,000      132,937,500
      Eli Lilly & Co.                                  500,000       16,705,000
      Forest Laboratories, Inc. (a)                    150,000        3,294,000
      GlaxoSmithKline plc - ADR                        600,000       18,642,000
      Johnson & Johnson                              2,650,000      139,390,000
      Novartis AG - ADR                                500,000       18,915,000
      Pfizer, Inc.                                   2,000,000       27,240,000
      Shire plc - ADR                                  183,000        6,577,020
      ViroPharma, Inc. (a)                             500,000        2,625,000
                                                                 --------------
                                                                    366,325,520
                                                                 --------------
INDUSTRIALS - 2.4%
   AEROSPACE & DEFENSE - 0.6%
      Honeywell International, Inc.                  1,000,000       27,860,000
                                                                 --------------
   AIRLINES - 0.2%
      Southwest Airlines Co.                         1,500,000        9,495,000
                                                                 --------------

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS

COMMON STOCKS - 88.2%                                   SHARES        VALUE
--------------------------------------------------------------------------------
INDUSTRIALS - 2.4%
   COMMERCIAL SERVICES & SUPPLIES - 0.1%
      Avery Dennison Corp.                             250,000   $    5,585,000
                                                                 --------------
   CONSTRUCTION & ENGINEERING - 0.0%
      EMCOR Group, Inc. (a)                             11,000          188,870
                                                                 --------------
   ELECTRICAL EQUIPMENT - 0.8%
      SunPower Corp. - Class A (a)                   1,500,000       35,670,000
                                                                 --------------
   INDUSTRIAL CONGLOMERATES - 0.3%
      3M Co.                                           250,000       12,430,000
                                                                 --------------
   MACHINERY - 0.4%
      Caterpillar, Inc.                                500,000       13,980,000
      Timken Co.                                        75,000        1,047,000
                                                                 --------------
                                                                     15,027,000
                                                                 --------------
INFORMATION TECHNOLOGY - 25.6%
   COMMUNICATIONS EQUIPMENT - 7.6%
      ADTRAN, Inc.                                   2,000,000       32,420,000
      Cisco Systems, Inc. (a)                        6,000,000      100,620,000
      CommScope, Inc. (a)                              710,000        8,065,600
      EchoStar Corp. - Class A (a)                     180,000        2,669,400
      Plantronics, Inc.                              1,188,000       14,339,160
      QUALCOMM, Inc.                                 1,750,000       68,092,500
      Research In Motion Ltd. (a)                    2,500,000      107,675,000
                                                                 --------------
                                                                    333,881,660
                                                                 --------------
   COMPUTERS & PERIPHERALS - 5.4%
      Apple, Inc. (a)                                  800,000       84,096,000
      International Business Machines Corp.            250,000       24,222,500
      NetApp, Inc. (a)                               2,500,000       37,100,000
      QLogic Corp. (a)                               4,000,000       44,480,000
      Synaptics, Inc. (a)                              600,000       16,056,000
      Western Digital Corp. (a)                      1,750,000       33,845,000
                                                                 --------------
                                                                    239,799,500
                                                                 --------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.0%
      FUJIFILM Holdings Corp. - ADR                     49,400        1,085,318
                                                                 --------------
   INTERNET SOFTWARE & SERVICES - 0.3%
      Digital River, Inc. (a)                          500,000       14,910,000
                                                                 --------------

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS

COMMON STOCKS - 88.2%                                   SHARES        VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 25.6%
   IT SERVICES - 1.5%
      Computer Sciences Corp. (a)                      635,000   $   23,393,400
      Global Payments, Inc.                            950,000       31,739,500
      Paychex, Inc.                                    425,000       10,909,750
                                                                 --------------
                                                                     66,042,650
                                                                 --------------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.3%
      Altera Corp.                                   2,000,000       35,100,000
      Atheros Communications, Inc. (a)                 170,000        2,492,200
      Broadcom Corp. - Class A (a)                   2,500,000       49,950,000
      Cabot Microelectronics Corp. (a)                 291,800        7,011,954
      Cypress Semiconductor Corp. (a)                2,500,000       16,925,000
      Intel Corp.                                    4,000,000       60,200,000
      Microchip Technology, Inc.                       500,000       10,595,000
      NVIDIA Corp. (a)                               1,000,000        9,860,000
      Semtech Corp. (a)                              1,500,000       20,025,000
      Taiwan Semiconductor Manufacturing
         Co. Ltd. - ADR                                753,781        6,746,340
      Xilinx, Inc.                                     750,000       14,370,000
                                                                 --------------
                                                                    233,275,494
                                                                 --------------
   SOFTWARE - 5.5%
      Adobe Systems, Inc. (a)                        2,500,000       53,475,000
      Autodesk, Inc. (a)                             1,500,000       25,215,000
      Check Point Software Technologies Ltd. (a)     1,250,000       27,762,500
      FactSet Research Systems, Inc.                   510,000       25,494,900
      Microsoft Corp.                                3,500,000       64,295,000
      Oracle Corp. (a)                               2,500,000       45,175,000
                                                                 --------------
                                                                    241,417,400
                                                                 --------------
MATERIALS - 1.2%
   CHEMICALS - 1.0%
      BASF SE - ADR                                     76,800        2,326,272
      Mosaic Co. (The)                                 400,000       16,792,000
      Sigma-Aldrich Corp.                              650,000       24,563,500
                                                                 --------------
                                                                     43,681,772
                                                                 --------------
   METALS & MINING - 0.2%
      Steel Dynamics, Inc.                             750,000        6,607,500
                                                                 --------------

TOTAL COMMON STOCKS (Cost $4,395,612,185)                        $3,891,069,094
                                                                 --------------

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS

PUT OPTION CONTRACTS - 6.8%                          CONTRACTS        VALUE
--------------------------------------------------------------------------------
Nasdaq 100 Index Option, 06/20/2009 at $1,250            3,000   $   30,294,000
Russell 2000 Index Option, 06/20/2009 at $450            8,000       43,888,000
S&P 500 Index Option, 04/18/2009 at $800                 2,000        5,908,000
S&P 500 Index Option, 06/20/2009 at $800                34,000      217,838,000
                                                                 --------------
TOTAL PUT OPTION CONTRACTS (Cost $407,300,890)                   $  297,928,000
                                                                 --------------

TOTAL INVESTMENTS AT VALUE - 95.0% (Cost $4,802,913,075)         $4,188,997,094
                                                                 --------------

MONEY MARKET FUNDS - 12.2%                              SHARES        VALUE
--------------------------------------------------------------------------------
Federated U.S. Treasury Cash Reserve Fund -
   Institutional Shares, 0.01% (b)                 445,548,748   $  445,548,748
First American Treasury Obligations Fund -
   Class Y, 0.17% (b)                               93,886,624       93,886,624
                                                                 --------------
TOTAL MONEY MARKET FUNDS (Cost $539,435,372)                     $  539,435,372
                                                                 --------------

TOTAL INVESTMENTS AND MONEY MARKET FUNDS AT VALUE - 107.2%
   (Cost $5,342,348,447)                                         $4,728,432,466

LIABILITIES IN EXCESS OF OTHER ASSETS - (7.2%)                     (317,821,043)
                                                                 --------------

NET ASSETS - 100.0%                                              $4,410,611,423
                                                                 ==============

ADR - American Depositary Receipt.

(a)   Non-income producing security.
(b) Variable rate security. The rate shown is the 7-day effective yield as of March 31, 2009.

See accompanying notes to schedules of investments.

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
MARCH 31, 2009 (UNAUDITED)

                                                        VALUE         PREMIUMS
WRITTEN CALL OPTION CONTRACTS            CONTRACTS    OF OPTIONS      RECEIVED
--------------------------------------------------------------------------------
Nasdaq 100 Index Option,
   06/20/2009 at $1,250                      3,000   $ 25,191,000   $ 17,685,570
Russell 2000 Index Option,
   06/20/2009 at $450                        8,000     20,256,000     15,988,000
S&P 500 Index Option,
   04/18/2009 at $680                        2,000     23,648,000     10,237,000
S&P 500 Index Option,
   06/20/2009 at $700                       14,000    166,404,000     79,439,000
S&P 500 Index Option,
   06/20/2009 at $800                       20,000    109,860,000     91,970,000
                                                     ------------   ------------
TOTAL WRITTEN OPTION CONTRACTS                       $345,359,000   $215,319,570
                                                     ============   ============

See accompanying notes to schedules of investments.

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)

COMMON STOCKS - 14.0%                                   SHARES        VALUE
--------------------------------------------------------------------------------
MATERIALS - 9.7%
   METALS & MINING - 9.7%
      Agnico-Eagle Mines Ltd.                          300,000   $   17,076,000
      AngloGold Ashanti Ltd. - ADR                     200,000        7,352,000
      Barrick Gold Corp.                               600,000       19,452,000
      Compania de Minas Buenaventura S.A. - ADR        200,000        4,796,000
      Goldcorp, Inc.                                   200,000        6,664,000
      Harmony Gold Mining Co. Ltd. - ADR (a)            10,000          109,400
      Newmont Mining Corp.                             500,000       22,380,000
      Randgold Resources Ltd. - ADR                     35,000        1,902,250
      Stillwater Mining Co. (a)                         10,000           37,000
                                                                 --------------
                                                                     79,768,650
                                                                 --------------
UTILITIES - 4.3%
   ELECTRIC UTILITIES - 1.9%
      DPL, Inc.                                        300,000        6,762,000
      Pepco Holdings, Inc.                             300,000        3,744,000
      Pinnacle West Capital Corp.                      200,000        5,312,000
                                                                 --------------
                                                                     15,818,000
                                                                 --------------
   MULTI-UTILITIES - 2.4%
      Alliant Energy Corp.                             100,000        2,469,000
      Ameren Corp.                                     200,000        4,638,000
      Consolidated Edison, Inc.                         65,000        2,574,650
      DTE Energy Co.                                   200,000        5,540,000
      SCANA Corp.                                      141,200        4,361,668
                                                                 --------------
                                                                     19,583,318
                                                                 --------------

TOTAL COMMON STOCKS (Cost $109,095,404)                          $  115,169,968
                                                                 --------------

U.S. TREASURY OBLIGATIONS - 73.1%                    PAR VALUE        VALUE
--------------------------------------------------------------------------------
U.S. TREASURY BILLS - 18.2%
   Discount note, due 06/25/2009                  $100,000,000   $   99,964,600
   Discount note, due 08/13/2009                    50,000,000       49,954,050
                                                                 --------------
                                                                    149,918,650
                                                                 --------------

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS

U.S. TREASURY OBLIGATIONS - 73.1%                    PAR VALUE        VALUE
--------------------------------------------------------------------------------
U.S. TREASURY INFLATION - PROTECTION NOTES - 42.5%
   2.375%, due 04/15/2011                         $ 79,771,500   $   81,940,328
   2.00%, due 04/15/2012                            26,009,250       26,797,642
   2.00%, due 07/15/2014                            27,999,500       28,961,983
   2.00%, due 01/15/2016                            53,183,000       54,961,333
   2.50%, due 07/15/2016                            26,134,250       27,988,161
   2.625%, due 07/15/2017                           76,395,750       83,128,125
   2.375%, due 01/15/2025                           27,999,500       29,189,479
   2.375%, due 01/15/2027                           15,702,750       16,453,530
                                                                 --------------
                                                                    349,420,581
                                                                 --------------
U.S. TREASURY NOTES - 12.4%
   2.625%, due 05/31/2010                           50,000,000       51,181,650
   2.75%, due 02/15/2019                            50,000,000       50,289,150
                                                                 --------------
                                                                    101,470,800
                                                                 --------------

TOTAL U.S. TREASURY OBLIGATIONS (Cost $573,563,212)              $  600,810,031
                                                                 --------------

EXCHANGE-TRADED FUNDS - 7.6%                            SHARES        VALUE
--------------------------------------------------------------------------------
CurrencyShares British Pound Sterling Trust            125,000   $   17,942,500
CurrencyShares Euro Trust                              150,000       19,930,500
CurrencyShares Japanese Yen Trust (a)                  175,000       17,591,000
SPDR DB International Government Inflation-
   Protected Bond ETF                                  150,000        6,966,000
                                                                 --------------
TOTAL EXCHANGE-TRADED FUNDS (Cost $68,616,150)                   $   62,430,000
                                                                 --------------

TOTAL INVESTMENTS AT VALUE - 94.7% (Cost $751,274,766)           $  778,409,999
                                                                 --------------

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS

MONEY MARKET FUNDS - 4.5%                               SHARES        VALUE
--------------------------------------------------------------------------------
Federated U.S. Treasury Cash Reserve Fund -
   Institutional Shares, 0.01% (b)                  34,228,178   $   34,228,178
First American Treasury Obligations Fund -
   Class Y, 0.17% (b)                                2,527,107        2,527,107
                                                                 --------------
TOTAL MONEY MARKET FUNDS (Cost $36,755,285)                      $   36,755,285
                                                                 --------------

TOTAL INVESTMENTS AND MONEY MARKET FUNDS AT VALUE - 99.2%
   (Cost $788,030,051)                                           $  815,165,284

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%                          6,718,737
                                                                 --------------

NET ASSETS - 100.0%                                              $  821,884,021
                                                                 ==============

ADR - American Depositary Receipt.

(a)   Non-income producing security.
(b) Variable rate security. The rate shown is the 7-day effective yield as of March 31, 2009.

See accompanying notes to schedules of investments.

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SECURITIES AND OPTIONS VALUATION

The portfolio securities of Hussman Strategic Growth Fund and Hussman Total Return Fund (the "Funds") are valued at market value as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally, 4:00 Eastern time) on each business day the NYSE is open. Securities, other than options, listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the last bid price on the NYSE or other primary exchange for that day. Securities traded on a foreign stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter markets, other than NASDAQ quoted securities, are valued at the last sales price, or if there are no sales on that day, at the mean of the closing bid and asked prices. Values of foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a pricing quotation service.

Pursuant to valuation procedures approved by the Board of Trustees, options traded on a national securities exchange are valued at prices between the closing bid and ask prices determined by the Adviser to the Funds to most closely reflect market value as of the time of computation of net asset value. As of March 31, 2009, all options held by Hussman Strategic Growth Fund have been valued in this manner. Options not traded on a national securities exchange or board of trade, but for which over-the-counter market quotations are readily available, are valued at the mean of their closing bid and ask prices. Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their daily settlement value as of the close of such commodities exchanges.

Fixed income securities not traded or dealt in upon any securities exchange but for which over-the-counter market quotations are readily available generally are valued at the mean of their closing bid and asked prices. Fixed income securities may also be valued on the basis of prices provided by an independent pricing service. The Board of Trustees will review and monitor the methods used by such services to assure itself that securities are appropriately valued. The fair value of securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances.

In the event that market quotations are not readily available or are determined by the Adviser to not be reflective of fair market value due to market events or developments, securities and options are valued at fair value as determined by the Adviser in accordance with procedures adopted by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

The Financial Accounting Standards Board's Statement on Financial Accounting Standards No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund's investments. These inputs are summarized in the three broad levels listed below:

      o     Level 1 - quoted prices in active markets for identical securities
      o     Level 2 - other significant observable inputs
      o     Level 3 - significant unobservable inputs

For example, the options contracts purchased and written by Hussman Strategic Growth Fund are classified as Level 2 since the options are valued at prices between the closing bid and ask prices determined by the Adviser to most closely reflect market value, pursuant to procedures approved by the Board of Trustees. The U.S. Government Agency and Treasury obligations held by Hussman Strategic Total Return Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various "other significant observable inputs" including bid and ask quotations, prices of similar securities and interest rates, among other factors. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

The following is a summary of the inputs used to value the Funds' investments as of March 31, 2009:

                                               Hussman Strategic   Hussman Strategic
Valuation Inputs                                  Growth Fund      Total Return Fund
---------------------------------------------   --------------     -----------------
Level 1 - Quoted Prices                         $4,430,504,466       $  214,355,253
Level 2 - Other Significant Observable Inputs      (47,431,000)         600,810,031
                                                --------------       --------------

Total                                           $4,383,073,466       $  815,165,284
                                                ==============       ==============

2.    INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.    FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of March 31, 2009:

                                                       Hussman Strategic     Hussman Strategic
                                                          Growth Fund        Total Return Fund
                                                        ---------------      -----------------
Cost of portfolio investments and option contracts      $ 5,128,468,425       $   789,124,926
                                                        ===============       ===============

Gross unrealized appreciation                           $   250,559,632       $    43,566,549
Gross unrealized depreciation                              (995,954,591)          (17,526,191)
                                                        ---------------       ---------------

Net unrealized appreciation (depreciation)              $  (745,394,959)      $    26,040,358
                                                        ===============       ===============

The difference between the federal income tax cost of portfolio investments and the schedule of investment cost for both Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

ITEM 2.     CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Hussman Investment Trust
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ John P. Hussman
                              --------------------------------------------------
                                    John P. Hussman, President

Date          May 12, 2009
        ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ John P. Hussman
                              --------------------------------------------------
                                    John P. Hussman, President

Date          May 12, 2009
        ---------------------------

By (Signature and Title)*           /s/ Mark J. Seger
                              --------------------------------------------------
                                    Mark J. Seger, Treasurer

Date          May 12, 2009
        ---------------------------

* Print the name and title of each signing officer under his or her signature.